Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

August 19, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A (“PEA No. 145”). The purpose of PEA No. 145 is to register the AdvisorShares Pure US Cannabis ETF (“the Fund”) as a new series of the Trust. Please note that the Fund’s investment strategy is similar to the investment strategy of another recently effective series of the Trust — AdvisorShares Pure Cannabis ETF — whose registration statement filed on January 28, 2019 was reviewed by the SEC staff. The primary difference in the investment strategy of the two series is that the Fund focuses on U.S. companies.

If you have any questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001